COLLABORATIVE AND OTHER RELATIONSHIPS	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017
Collaborative And Other Relationships
COLLABORATIVE AND OTHER RELATIONSHIPS

Research and Development Reimbursements

In connection with our business strategy, we may enter into research and development and other collaboration agreements. Depending on the arrangement, we may record payments as advances, funding receivables, payable balances or non-product income with our partners, based on the nature of the cost-sharing mechanism and activity within the collaboration.

On September 29, 2016, the Company entered into an amendment (the “MTA Amendment”) to a previously executed pilot materials transfer agreement (the “MTA” and together with the Amendment, the “Research Agreement”) with Celgene Corporation (“Celgene”), to conduct a mutually agreed upon pilot research project (the “Pilot Project”). The MTA Amendment provides for milestone payments to the Company of up to approximately $973,000. Under the terms of the Research Agreement, Celgene will provide certain proprietary materials to the Company and the Company will evaluate Celgene’s proprietary materials in the Company’s metastatic cell line and animal nonclinical models. The milestone schedule calls for Celgene to pay the Company approximately $487,000 upon execution of the MTA Amendment, which the Company has received, and the balance in accordance with the completion of three (3) milestones to Celgene’s reasonable satisfaction. The term of the Research Agreement is one (1) year, unless extended by the parties. Either party may terminate the Research Agreement with thirty (30) days prior written notice.

The Company recognizes the upfront payment as a deferred research and development reimbursement in the Consolidated Balance Sheet and will amortize the deferred research and development reimbursement as incurred over the term of the Research Agreement. For the three months ended May 31, 2017, the Company recorded approximately $133,000 in deferred research and development reimbursement, and, at May 31, 2017, the Company had a deferred research and development reimbursement amount of approximately $65,000.

The Company will recognize deferred research and development reimbursement for each subsequent milestone in the period in which the milestone is achieved. As of May 31, 2017, none of the milestones have been achieved.

Research Collaboration Revenue

We currently do not sell any products and do not have any product-related revenue. From time to time, we may enter into research and development collaboration arrangements, in which we are reimbursed for either all or a portion of the research and development costs incurred. We record these payments as revenue in the statement of operations. We recognize revenue upon delivery and acceptance of the test results or other deliverables.

In connection with our business strategy, we may enter into research and development and other collaboration agreements. Depending on the arrangement, we may record payments as advances, funding receivables, payable balances or non-product income with our partners, based on the nature of the cost-sharing mechanism and activity within the collaboration.

On September 29, 2016, the Company entered into an amendment (the “Amendment”) to a previously executed pilot materials transfer agreement (the “MTA” and together with the Amendment, the “Research Agreement”) with Celgene Corporation (“Celgene”), to conduct a mutually agreed upon pilot research project (the “Pilot Project”). The Amendment provides for milestone payments to the Company of up to approximately $973,000. Under the terms of the Research Agreement, Celgene will provide certain proprietary materials to the Company and the Company will evaluate Celgene’s proprietary materials in the Company’s metastatic cell line and animal nonclinical models. The milestone schedule calls for Celgene to pay the Company approximately $487,000 upon execution of the Amendment, which the Company has received, and the balance in accordance with the completion of three (3) milestones to Celgene’s reasonable satisfaction. The term of the Research Agreement is one (1) year, unless extended by the parties. Either party may terminate the Research Agreement with thirty (30) days prior written notice.

The Company recognizes the upfront payment as a deferred research and development reimbursement in the Consolidated Balance Sheet and will amortize the deferred research and development reimbursement as incurred over the term of the Research Agreement. For the year ended February 28, 2017, the Company recorded approximately $309,000 in deferred research and development reimbursement, and, at February 28, 2017, the Company had a deferred research and development reimbursement amount of approximately $178,000.

The Company will recognize deferred research and development reimbursement for each subsequent milestone in the period in which the milestone is achieved. As of February 28, 2017, none of the milestone has been achieved.